36. Related-party transactions (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Related-party income	$ 22,012	$ 68,125	$ 6,555
PESA
Disclosure of transactions between related parties [line items]
Related-party income	337	230	0
PESA
Disclosure of transactions between related parties [line items]
Related-party income	0	17,162	6,555
SACDE
Disclosure of transactions between related parties [line items]
Related-party income	19,738	50,733	0
FIDUS
Disclosure of transactions between related parties [line items]
Related-party income	$ 1,937	$ 0	$ 0